UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund –
.
RPELX Dynamic Credit Fund–
.
I Class

T. ROWE PRICE Dynamic Credit Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Dynamic Credit Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Dynamic Credit Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dynamic Credit Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Dynamic Credit Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Dynamic Credit Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Dynamic Credit Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Dynamic Credit Fund

DYNAMIC CREDIT FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $997.40 $3.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.62   3.21
I Class
Actual   1,000.00   998.80   2.82
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.97   2.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%, and
the
2
I Class was 0.57%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.02 $ 9.83 $ 9.75 $ 10.20 $ 10.00
Investment activities
Net investment income
(2)(3)
0.26 0.41 0.37 0.48 0.44
Net realized and unrealized gain/
loss (0.28) (0.42) 0.24 (0.23) 0.21
Total from investment activities (0.02) (0.01) 0.61 0.25 0.65
Distributions
Net investment income (0.26) (0.35) (0.34) (0.38) (0.41)
Net realized gain — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.26) (0.80) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 8.74 $ 9.02 $ 9.83 $ 9.75 $ 10.20

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
(0.26)% 0.02% 6.21% 2.67% 6.64%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 1.49%
(5)
1.53% 1.30% 1.38% 1.56%
(5)
Net expenses after waivers/
payments by Price Associates 0.64%
(5)
0.63% 0.65% 0.64% 0.64%
(5)
Net investment income 5.93%
(5)
4.40% 3.61% 4.97% 4.44%
(5)
Portfolio turnover rate 85.8% 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in
thousands) $33,174 $29,716 $38,760 $26,423 $27,976
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.01 $ 9.83 $ 9.74 $ 10.21 $ 10.00
Investment activities
Net investment income
(2)(3)
0.27 0.42 0.36 0.48 0.44
Net realized and unrealized gain/
loss (0.28) (0.43) 0.26 (0.25) 0.22
Total from investment activities (0.01) (0.01) 0.62 0.23 0.66
Distributions
Net investment income (0.26) (0.36) (0.34) (0.38) (0.41)
Net realized gain — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.26) (0.81) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 8.74 $ 9.01 $ 9.83 $ 9.74 $ 10.21

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
(0.12)% (0.01)% 6.36% 2.50% 6.77%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 1.44%
(5)
1.48% 1.06% 1.30% 1.62%
(5)
Net expenses after waivers/
payments by Price Associates 0.57%
(5)
0.56% 0.60% 0.61% 0.61%
(5)
Net investment income 6.06%
(5)
4.48% 3.51% 5.01% 4.48%
(5)
Portfolio turnover rate 85.8% 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in
thousands) $6,290 $5,646 $1,943 $24,169 $5,841
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Government Bonds 0.5%
Republic of Angola, 8.00%, 11/26/29 (USD)  215,000 183
Total Angola (Cost
$179
)
183
ARGENTINA 0.8%
Common Stocks 0.8%
Arcos Dorados Holdings, Class A (USD)  32,223 330
Total Argentina (Cost
$293
)
330
AUSTRIA 2.1%
Corporate Bonds 2.1%
Benteler International, 9.375%, 5/15/28  (1) 260,000 287
Benteler International, 10.50%, 5/15/28 (USD)  (1) 555,000 556
Total Austria (Cost
$841
)
843
BRAZIL 1.2%
Corporate Bonds 1.2%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1)(2) 620,000 494
Total Brazil (Cost
$601
)
494
CANADA 0.7%
Asset-Backed Securities 0.4%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 250,000 171
171
Bank Loans 0.3% (3)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 9.293%, 3/27/28  (4) 137,208 100
100
Total Canada (Cost
$303
)
271

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 0.8%
Convertible Bonds 0.7%
PDD Holdings, Zero Coupon, 12/1/25 (USD)  (2) 275,000 267
267
Corporate Bonds 0.1%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (5)(6) 985,000 65
65
Total China (Cost
$541
)
332
COLOMBIA 0.8%
Corporate Bonds 0.7%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 380,000 280
280
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $6 (USD)  (5)(7) † 7
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $16 (USD)  (5)(7) † 15
22
Total Colombia (Cost
$398
)
302
COSTA RICA 1.3%
Corporate Bonds 1.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31
(USD)  (1) 515,000 510
Total Costa Rica (Cost
$515
)
510
ECUADOR 0.6%
Government Bonds 0.6%
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD)  (1) 495,000 241
Total Ecuador (Cost
$257
)
241
FRANCE 2.5%
Corporate Bonds 2.5%
Electricite de France, VR, 9.125% (USD)  (1)(8)(9) 490,000 504
IPD 3, 8.00%, 6/15/28  (1) 275,000 306

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Societe Generale, VR, 8.00% (USD)  (8)(9) 200,000 188
Total France (Cost
$974
)
998
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD)  305,000 269
Total Ghana (Cost
$275
)
269
IRELAND 0.4%
Corporate Bonds 0.4%
Avolon Holdings Funding, 6.375%, 5/4/28 (USD)  (1) 170,000 168
Total Ireland (Cost
$168
)
168
ISRAEL 0.6%
Common Stocks 0.6%
Global-e Online (USD)  (5) 5,470 224
Total Israel (Cost
$195
)
224
IVORY COAST 0.7%
Government Bonds 0.7%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 270
Total Ivory Coast (Cost
$262
)
270
MAURITIUS 0.5%
Corporate Bonds 0.5%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 200,000 184
Total Mauritius (Cost
$200
)
184
MEXICO 5.3%
Corporate Bonds 2.4%
Axtel, 6.375%, 11/14/24 (USD)  (1) 420,000 428
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 533
961

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.9%
Mexican Bonos, Series M, 7.75%, 11/13/42  21,390,000 1,122
1,122
Total Mexico (Cost
$2,090
)
2,083
PERU 0.5%
Corporate Bonds 0.5%
Consorcio Transmantaro, 5.20%, 4/11/38 (USD)  (1) 200,000 186
Total Peru (Cost
$200
)
186
SRI LANKA 0.5%
Government Bonds 0.5%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (5)(6) 410,000 195
Total Sri Lanka (Cost
$173
)
195
SURINAME 0.6%
Government Bonds 0.6%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (2)(5)(6) 285,000 242
Total Suriname (Cost
$203
)
242
UNITED STATES 59.0%
Asset-Backed Securities 11.2%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (1) 385,000 340
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (1) 610,000 600
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (1) 322,188 296
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (1) 50,368 46
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49  (1) 240,000 229
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48  (1) 692,375 654
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (1) 161,925 151
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 7.274%, 5/6/30  (1) 640,000 608
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30  (1) 255,000 236

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27  (1) 130,000 117
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 170,975 168
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 212,430 211
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class
E, 10.068%, 6/15/33  (1) 250,000 249
Sierra Timeshare Receivables Funding, Series 2018-3A, Class D,
5.20%, 9/20/35  (1) 107,312 102
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37  (1) 223,082 203
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33  (1) 240,214 203
4,413
Bank Loans 6.7% (3)
Asurion, FRN, 1M TSFR + 4.25%, 9.452%, 8/19/28  560,406 532
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.452%, 1/31/28  185,904 158
Diamond, FRN, 3M USD LIBOR + 2.75%, 8.057%, 9/29/28  265,950 265
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 8.952%,
4/30/25  619,206 609
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.654%,
2/5/27  346,294 340
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.95%, 5/18/25  747,868 745
2,649
Common Stocks 0.9%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13  (4)(5)
(7) 639 16
NVR (5) 50 318
334
Corporate Bonds 19.0%
At Home Group, 4.875%, 7/15/28  (1) 210,000 110
Capstone Borrower, 8.00%, 6/15/30  (1) 325,000 321
Carnival, 4.00%, 8/1/28  (1) 430,000 381
Comstock Resources, 5.875%, 1/15/30  (1) 205,000 177
CSC Holdings, 6.50%, 2/1/29  (1) 305,000 246
DISH Network, 11.75%, 11/15/27  (1) 775,000 757
GrafTech Global Enterprises, 9.875%, 12/15/28  (1) 420,000 417
Hightower Holding, 6.75%, 4/15/29  (1) 230,000 198
iHeartCommunications, 4.75%, 1/15/28  (1)(2) 470,000 352
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 400,000 333
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 720,000 658
Ovintiv, 6.25%, 7/15/33  195,000 192
Ovintiv, 7.10%, 7/15/53  295,000 301
Pacific Gas & Electric, 6.75%, 1/15/53  795,000 782

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sabre GLBL, 9.25%, 4/15/25  (1) 2,000 2
Stagwell Global, 5.625%, 8/15/29  (1) 395,000 340
Talen Energy Supply, 8.625%, 6/1/30  (1) 310,000 321
Teekay Offshore Partners, EC, 8.50%, 10/15/23  (1)(4)(5) 155,000 —
Townsquare Media, 6.875%, 2/1/26  (1)(2) 520,000 498
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 165,000 144
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 135,000 116
Venture Global LNG, 8.375%, 6/1/31  (1) 610,000 611
Vistra, VR, 7.00%  (1)(8)(9) 100,000 87
Vistra, VR, 8.00%  (1)(8)(9) 170,000 158
7,502
Municipal Securities 4.9%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 196
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  150,000 162
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25  (1) 210,000 197
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 968,891 488
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  6,837 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 33
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 35
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 29
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 39
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  23,414 23
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 48
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (5)(11) 40,000 15

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (5)(11) 150,000 56
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  255,000 241
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 95
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 43
1,934
Non-U.S. Government Mortgage-Backed Securities 16.3%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.943%,
9/15/38  (1) 395,000 330
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 8.943%,
9/15/38  (1) 100,000 80
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M TSFR + 2.964%, 8.111%, 11/15/34  (1) 120,000 40
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.801%, 10/15/34  (1) 83,000 80
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 7.343%, 4/15/34  (1) 150,000 146
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 9.123%, 6/15/36  (1) 145,000 128
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29  (1) 100,000 91
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29  (1) 620,000 542
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (1) 115,000 93
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 70,000 49
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  145,000 139
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.353%, 8/10/47  (1) 165,000 132
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
4.343%, 10/10/29  (1) 305,000 273
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 8.167%, 3/25/42  (1) 45,000 45
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 7.25%, 12.443%, 12/15/35  (1) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (1) 390,000 338
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.392%, 12/15/36  (1) 170,000 162
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.262%, 2/25/68  (1) 450,000 452
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52  (1) 90,097 74

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.83%, 3/10/50  (1) 220,000 149
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50  (1) 115,000 90
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 6.867%, 11/25/41  (1) 295,000 284
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 8.817%, 2/25/42  (1) 560,000 563
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 7.967%, 4/25/42  (1) 145,000 145
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66  (1) 150,000 102
Verus Securitization Trust, Series 2021-3, Class A1, CMO, ARM,
1.046%, 6/25/66  (1) 334,618 279
Verus Securitization Trust, Series 2021-6, Class A1, CMO, ARM,
1.63%, 10/25/66  (1) 266,959 219
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (1) 251,967 236
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67  (1) 481,023 479
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.632%, 2/25/68  (1) 600,000 598
6,437
Total United States (Cost
$24,364
)
23,269
SHORT-TERM INVESTMENTS 7.0%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 5.13%  (12)(13) 1,210,916 1,211
1,211
U.S. Treasury Obligations 3.9%
U.S. Treasury Bills, 4.950%, 7/13/23  1,575,000 1,573
1,573
Total Short-Term Investments (Cost $2,783) 2,784
SECURITIES LENDING COLLATERAL 3.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.13%  (12)(13) 199,168 199
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 199

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.13%  (12)(13) 1,168,695 1,169
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,169
Total Securities Lending Collateral (Cost $1,368) 1,368
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 5.09%
(SOFR) Annually,
7/6/23 @ 2.66%*  (5) 1 640 63
Bank of America
USD / JPY
Put, 7/6/23 @
JPY127.00  (5) 1 1,775 —
Barclays Bank
S&P 500 Index,
Put, 8/18/23 @
$3,950.00  (5) 12 5,340 8
Goldman Sachs
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
5.00% Quarterly,
Receive upon credit
default, 8/16/23 @
1.00%*  (5) 1 1,970 4

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 7/19/23 @
0.80%*  (5) 1 39,500 4
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 8/16/23 @
0.83%*  (5) 1 19,724 7
Morgan Stanley
Euro STOXX 50
Index, Put, 9/15/23
@ 3,850.00 (EUR)  (5) 114 5,015 17
UBS Investment Bank
USD / GBP
Call, 1/31/24 @
GBP1.20  (5) 1 1,970 20
Total Options Purchased (Cost $244) 123
Total Investments in Securities
90.9% of Net Assets
(Cost $37,427) $ 35,869
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$21,450 and represents 54.4% of net assets.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$38 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Euro STOXX 50 Index, Put,
9/15/23 @ 4,375.00 (EUR) 29 1,276 (25)
Total Options Written (Premiums $(63)) $ (25)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (2.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (3.2)%
Credit Default Swaps, Protection Bought (2.0)%
Egypt 0.1%
Citibank, Protection Bought (Relevant
Credit: Arab Republic of Egypt), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 (USD) * 290 50 26 24
Total Egypt 26 24
United States (2.1)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,350 (159) (130) (29)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 750 (58) 19 (77)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 325 (26) (13) (13)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 4,850 (573) (94) (479)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 161 (24) (18) (6)
Total United States (236) (604)
Total Bilateral Credit Default Swaps, Protection
Bought (210) (580)
Credit Default Swaps, Protection Sold (1.0)%
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 10 (15) 25
Total United Kingdom (15) 25

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States (1.0)%
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 * 1,100 (198) (376) 178
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,100 (198) (382) 184
Total United States (758) 362
Total Bilateral Credit Default Swaps, Protection Sold (773) 387
Total Return Swaps (0.2)%
United States (0.2)%
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid High
Yield Index Quarterly, Receive Variable
3.572% (3M EURIBOR + (0.00)%) at
Maturity, 9/20/23 (EUR) * 1,637 11 — 11
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.505% (SOFR + (0.55)%) at
Maturity, 9/20/23 * 1,411 (12) (24) 12
JPMorgan Chase, Pay Underlying
Reference: Blackstone Group Monthly,
Receive Variable 4.477% (SOFR + (0.25)%)
Monthly, 1/18/24 * 312 — — —
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.305% (SOFR + (0.75)%) at
Maturity, 9/20/23 * 1,922 (61) (18) (43)
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 4.255% (SOFR
+ (0.80)%) at Maturity, 9/20/23 * 646 (12) (15) 3
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.555% (SOFR + (0.50)%) at
Maturity, 9/20/23 * 414 — (3) 3
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 4.435% (SOFR
+ (0.62)%) at Maturity, 9/20/23 * 1,357 (21) (26) 5

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 4.405% (SOFR
+ (0.65)%) at Maturity, 9/20/23 * 667 (6) (16) 10
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.527% (SOFR
+ (0.20)%) Monthly, 1/18/24 * 273 14 — 14
Total United States (102) 15
Total Bilateral Total Return Swaps (102) 15
Total Bilateral Swaps (1,085) (178)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Bought 0.0%
Canada (0.2)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (68) (58) (10)
Total Canada (10)
Colombia 0.1%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 417 24 37 (13)
Total Colombia (13)
Foreign/Europe 0.1%
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,775 51 93 (42)
Total Foreign/Europe (42)
Luxembourg 0.3%
Protection Bought (Relevant Credit: Altice
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 740 142 90 52
Total Luxembourg 52

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
United States (0.3)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,050 (16) (4) (12)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 13 35 (22)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 720 (8) 1 (9)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 635 (15) (11) (4)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (42) (6) (36)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 485 (63) (59) (4)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (28) (1) (27)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 745 30 49 (19)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 — 25 (25)
Total United States (158)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (171)
Credit Default Swaps, Protection Sold 1.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 1,847 83 55 28
Total Foreign/Europe 28
United States 1.0%
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/26 215 (75) (41) (34)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 925 64 33 31
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 1,585 (112) (163) 51
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,130 357 (107) 464
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,645 88 (5) 93
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 1,780 53 12 41
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 814 12 5 7
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 165 (1) (3) 2
Total United States 657
Total Centrally Cleared Credit Default Swaps,
Protection Sold 685
Interest Rate Swaps (0.7)%
Mexico (0.1)%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.502% (MXIBTIIE) 28 Days, 4/15/43 17,475 (22) — (22)
Total Mexico (22)
New Zealand (0.6)%
2 Year Interest Rate Swap, Receive Fixed
5.003% Semi-Annually, Pay Variable
5.625% (3M NDBB) Quarterly, 5/9/25 15,490 (97) — (97)
2 Year Interest Rate Swap, Receive Fixed
5.115% Semi-Annually, Pay Variable
5.520% (3M NDBB) Quarterly, 4/11/25 11,250 (58) — (58)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
5.185% Semi-Annually, Pay Variable
5.680% (3M NDBB) Quarterly, 6/2/25 8,000 (31) — (31)
2 Year Interest Rate Swap, Receive Fixed
5.196% Semi-Annually, Pay Variable
5.680% (3M NDBB) Quarterly, 6/2/25 14,000 (52) — (52)
Total New Zealand (238)
United States (0.0)%
5 Year Interest Rate Swap, Receive Fixed
3.340% Annually, Pay Variable 5.060%
(SOFR) Annually, 4/6/28 1,575 (48) — (48)
10 Year Interest Rate Swap, Pay Fixed
3.350% Annually, Receive Variable 4.878%
(SOFR) Annually, 2/8/33 705 16 — 16
10 Year Interest Rate Swap, Pay Fixed
3.740% Annually, Receive Variable 4.926%
(SOFR) Annually, 3/3/33 219 (2) — (2)
30 Year Interest Rate Swap, Pay Fixed
2.982% Annually, Receive Variable 5.060%
(SOFR) Annually, 4/7/53 426 19 — 19
30 Year Interest Rate Swap, Pay Fixed
3.301% Annually, Receive Variable 4.926%
(SOFR) Annually, 3/3/53 474 (7) — (7)
Total United States (22)
Total Centrally Cleared Interest Rate Swaps (282)
Total Centrally Cleared Swaps 232
Net payments (receipts) of variation margin to date (196)
Variation margin receivable (payable) on centrally cleared swaps $ 36
* Credit ratings as of June 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(101).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/7/23 USD 1,248 INR 103,215 $ (10)
Bank of America 7/14/23 USD 802 MXN 14,748 (57)
Bank of America 7/21/23 CAD 1,050 USD 790 3
Bank of America 7/21/23 JPY 135,920 USD 980 (35)
Bank of America 7/21/23 NZD 630 USD 395 (8)
Bank of America 8/11/23 CLP 299,835 USD 368 4
Bank of America 8/25/23 GBP 419 USD 525 7
Barclays Bank 7/21/23 JPY 137,610 USD 995 (38)
Barclays Bank 7/21/23 NZD 185 USD 116 (2)
Barclays Bank 8/11/23 USD 365 CLP 299,835 (7)
Barclays Bank 8/25/23 GBP 476 USD 595 10
Barclays Bank 8/25/23 USD 22 EUR 20 —
BNP Paribas 7/7/23 USD 74 INR 6,125 (1)
BNP Paribas 7/14/23 MXN 14,748 USD 804 55
BNP Paribas 7/14/23 USD 1,103 MXN 19,615 (40)
BNP Paribas 7/21/23 USD 351 CAD 475 (7)
BNP Paribas 8/18/23 USD 368 PLN 1,545 (11)
BNP Paribas 8/25/23 GBP 470 USD 589 8
BNP Paribas 8/25/23 USD 1,105 EUR 1,010 —
BNP Paribas 8/25/23 USD 787 GBP 630 (13)
BNY Mellon 7/14/23 USD 373 ZAR 7,090 (3)
Canadian Imperial Bank
of Commerce 7/21/23 USD 906 AUD 1,365 (3)
Canadian Imperial Bank
of Commerce 7/21/23 USD 582 NOK 6,335 (8)
Citibank 7/20/23 ILS 2,180 USD 614 (25)
Citibank 7/20/23 USD 585 ILS 2,180 (3)
Citibank 7/21/23 AUD 985 USD 667 (11)
Citibank 7/21/23 USD 377 AUD 570 (3)
Citibank 7/21/23 USD 373 NZD 610 (2)
Citibank 8/18/23 PLN 1,545 USD 370 9
HSBC Bank 8/25/23 USD 718 GBP 575 (12)
JPMorgan Chase 7/7/23 USD 84 INR 6,885 —
JPMorgan Chase 7/14/23 MXN 838 USD 49 —
JPMorgan Chase 7/21/23 NOK 6,335 USD 587 4
JPMorgan Chase 7/21/23 USD 179 CHF 160 —
JPMorgan Chase 8/25/23 GBP 387 USD 486 5
JPMorgan Chase 8/25/23 USD 6 GBP 5 —
Morgan Stanley 7/21/23 NZD 154 USD 94 —
Morgan Stanley 7/21/23 USD 191 CHF 170 1
RBC Dominion Securities 7/14/23 MXN 3,755 USD 219 —
RBC Dominion Securities 7/14/23 USD 391 CNH 2,745 13
RBC Dominion Securities 7/21/23 AUD 950 USD 642 (9)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 7/21/23 CAD 965 USD 724 $ 5
RBC Dominion Securities 7/21/23 USD 276 CAD 369 (3)
RBC Dominion Securities 8/25/23 USD 784 GBP 630 (17)
RBC Dominion Securities 10/13/23 USD 215 MXN 3,755 —
Standard Chartered 7/14/23 ZAR 7,090 USD 382 (6)
Standard Chartered 7/21/23 USD 1,950 JPY 273,530 48
Standard Chartered 7/21/23 USD 82 NZD 135 (1)
Standard Chartered 8/25/23 USD 411 GBP 330 (9)
Standard Chartered 9/5/23 BRL 2,875 USD 582 11
State Street 7/14/23 MXN 11,517 USD 671 —
State Street 7/14/23 USD 782 CNH 5,465 30
State Street 7/21/23 CHF 330 USD 372 (2)
State Street 8/25/23 EUR 266 USD 286 5
State Street 8/25/23 GBP 419 USD 525 6
State Street 8/25/23 USD 30 EUR 28 —
State Street 10/13/23 USD 402 MXN 7,010 —
State Street 10/13/23 USD 258 MXN 4,506 —
UBS Investment Bank 7/7/23 INR 116,225 USD 1,416 —
UBS Investment Bank 7/14/23 CNH 4,010 USD 565 (13)
UBS Investment Bank 8/25/23 USD 298 EUR 275 (3)
UBS Investment Bank 10/6/23 USD 1,411 INR 116,225 —
Wells Fargo 7/21/23 USD 368 CAD 500 (10)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (148)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 235 Three month SOFR Futures contracts 3/24 55,601 $ (168)
Short, 235 Three month SOFR Futures contracts 3/25 (56,385) 270
Long, 8 Euro BUND contracts 9/23 1,167 1
Short, 50 Mini ten year JGB contracts 9/23 (5,145) (22)
Short, 3 NASDAQ 100 E-Mini contracts 9/23 (920) (32)
Long, 28 Government of Korea ten year bond
contracts 9/23 2,358 (5)
Short, 4 S&P 500 E-Mini Index contracts 9/23 (898) (24)
Long, 28 U.S. Treasury Notes five year contracts 9/23 2,999 (57)
Long, 38 U.S. Treasury Notes ten year contracts 9/23 4,266 (65)
Short, 1 Ultra U.S. Treasury Bonds contracts 9/23 (136) 1
Long, 89 Ultra U.S. Treasury Notes ten year contracts 9/23 10,541 (51)
Net payments (receipts) of variation margin to date 202
Variation margin receivable (payable) on open futures contracts $ 50

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 34++
Totals $ —# $ — $ 34+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 2,776  ¤   ¤ $ 2,579
Total $ 2,579^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,579.

T. ROWE PRICE Dynamic Credit Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $37,427) $ 35,869
Cash deposits on centrally cleared swaps 2,530
Receivable for investment securities sold 1,374
Restricted cash pledged for bilateral derivatives 1,366
Cash deposits on futures contracts 810
Unrealized gain on bilateral swaps 469
Cash 243
Unrealized gain on forward currency exchange contracts 224
Interest receivable 120
Receivable for shares sold 62
Variation margin receivable on futures contracts 50
Bilateral swap premiums paid 45
Variation margin receivable on centrally cleared swaps 36
Foreign currency (cost $34) 34
Due from affiliates 15
Other assets 31
Total assets 43,278
Liabilities
Obligation to return securities lending collateral 1,368
Bilateral swap premiums received 1,130
Unrealized loss on bilateral swaps 647
Unrealized loss on forward currency exchange contracts 372
Payable for shares redeemed 95
Options written (premiums $63) 25
Investment management fees payable 16
Other liabilities 161
Total liabilities 3,814
NET ASSETS $ 39,464

T. ROWE PRICE Dynamic Credit Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (5,065)
Paid-in capital applicable to 4,515,492 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 44,529
NET ASSETS $ 39,464
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $33,174; Shares outstanding: 3,795,704) $ 8.74
I Class
(Net assets: $6,290; Shares outstanding: 719,788) $ 8.74

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest $ 1,165
Dividend 38
Securities lending 4
Total income 1,207
Expenses
Investment management 93
Shareholder servicing
Investor Class $ 11
I Class 1 12
Prospectus and shareholder reports
Investor Class 4
Custody and accounting 104
Registration 25
Legal and audit 25
Miscellaneous 11
Waived / paid by Price Associates (157)
Total expenses 117
Net investment income 1,090

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (380)
Futures (656)
Swaps 177
Options written 198
Forward currency exchange contracts (348)
Foreign currency transactions 16
Net realized loss (993)
Change in net unrealized gain / loss
Securities 695
Futures (254)
Swaps (684)
Options written 38
Forward currency exchange contracts (45)
Other assets and liabilities denominated in foreign currencies 10
Change in net unrealized gain / loss (240)
Net realized and unrealized gain / loss (1,233)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (143)

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,090 $ 1,587
Net realized loss (993) (781)
Change in net unrealized gain / loss (240) (1,028)
Decrease in net assets from operations (143) (222)
Distributions to shareholders
Net earnings
Investor Class (904) (2,621)
I Class (168) (423)
Decrease in net assets from distributions (1,072) (3,044)
Capital share transactions
*
Shares sold
Investor Class 8,607 21,159
I Class 4,830 8,896
Distributions reinvested
Investor Class 263 637
I Class 162 420
Shares redeemed
Investor Class (4,399) (27,916)
I Class (4,146) (5,271)
Increase (decrease) in net assets from capital share
transactions 5,317 (2,075)

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 4,102 (5,341)
Beginning of period 35,362 40,703
End of period $ 39,464 $ 35,362
*Share information (000s)
Shares sold
Investor Class 964 2,261
I Class 540 942
Distributions reinvested
Investor Class 30 70
I Class 18 46
Shares redeemed
Investor Class (493) (2,977)
I Class (464) (560)
Increase (decrease) in shares outstanding 595 (218)

T. ROWE PRICE Dynamic Credit Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Dynamic Credit Fund
(Investor Class) and the Dynamic Credit Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Dynamic Credit Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further

T. ROWE PRICE Dynamic Credit Fund

amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the

T. ROWE PRICE Dynamic Credit Fund

performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The
Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,475 $ — $ 15,475
Bank Loans — 2,649 100 2,749
Common Stocks 872 — 16 888
Corporate Bonds — 12,460 — 12,460
Private Investment Company
2
— — — 22
Short-Term Investments 1,211 1,573 — 2,784
Securities Lending Collateral 1,368 — — 1,368
Options Purchased — 123 — 123
Total Securities 3,451 32,280 116 35,869
Swaps* — 891 — 891
Forward Currency Exchange
Contracts — 224 — 224
Futures Contracts* 272 — — 272
Total $ 3,723 $ 33,395 $ 116 $ 37,256
Liabilities
Options Written $ — $ 25 $ — $ 25
Swaps* — 1,922 — 1,922
Forward Currency Exchange
Contracts — 372 — 372
Futures Contracts* 424 — — 424
Total $ 424 $ 2,319 $ — $ 2,743
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities
and Non-U.S. Government Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 370
Foreign exchange derivatives
Forwards
,
Securities^ 244
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 857
Equity derivatives
Bilateral Swaps and Premiums
,
Securities^ 39
^
,*
Total $ 1,510
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 685
Foreign exchange derivatives Forwards 372
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 1,605
Equity derivatives
Futures
,
Options Written 81
Total $ 2,743
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 32 $ 39 $ (458) $ — $ (125) $ (512)
Foreign
exchange
derivatives — — — (348) — (348)
Credit
derivatives — — — — 334 334
Equity
derivatives (197) 159 (198) — (32) (268)
Total $ (165) $ 198 $ (656) $ (348) $ 177 $ (794)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (42) $ — $ (172) $ — $ (297) $ (511)
Foreign
exchange
derivatives (29) — — (45) — (74)
Credit
derivatives (32) — — — (402) (434)
Equity
derivatives (81) 38 (82) — 15 (110)
Total $ (184) $ 38 $ (254) $ (45) $ (684) $ (1,129)
^
Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity

T. ROWE PRICE Dynamic Credit Fund

or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and
OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2023, securities valued at $3,340,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 77 $ (269) $ (192) $ — $ —
Barclays Bank 28 (47) (19) — —
BNP Paribas 63 (72) (9) — —
BNY Mellon — (3) (3) — —
Canadian Imperial
Bank of Commerce — (11) (11) — —
Citibank 59 (128) (69) — —
Goldman Sachs 15 (597) (582) 400 —
HSBC Bank — (12) (12) — —
JPMorgan Chase 20 (310) (290) 580 290
Morgan Stanley 32 (223) (191) 386 195
RBC Dominion
Securities 18 (29) (11) — —
Standard Chartered 59 (16) 43 — 43
State Street 41 (2) 39 — 39
UBS Investment
Bank 20 (16) 4 — 4
Wells Fargo — (10) (10) — —
Total $ 432 $ (1,745)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 12%
and 19% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include

T. ROWE PRICE Dynamic Credit Fund

possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 39% and 64% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received

T. ROWE PRICE Dynamic Credit Fund

by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3%
and 157% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon

T. ROWE PRICE Dynamic Credit Fund

occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2023, the notional amount of protection sold by the fund totaled $19,943,000
(50.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 133% and 209% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE Dynamic Credit Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Dynamic Credit Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment

T. ROWE PRICE Dynamic Credit Fund

at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $1,342,000;
the value of cash collateral and related investments was $1,368,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $29,662,000 and $26,048,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Dynamic Credit Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $1,630,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $36,259,000. Net unrealized loss aggregated $1,751,000 at period-end, of which $2,300,000 related to appreciated investments and $4,051,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Dynamic Credit Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $921,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for
Price Associates and $8,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
Investor Class I Class
Expense limitation/I Class Limit 0.63% 0.05%
Expense limitation date 04/30/25 04/30/25
(Waived)/repaid during the period ($000s) $(132) $(25)

T. ROWE PRICE Dynamic Credit Fund

organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
2,475,000 shares of the Investor Class, representing 65% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Dynamic Credit Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dynamic Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Dynamic Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Dynamic Credit Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Dynamic Credit Fund

require the Adviser to waive its fees and/or bear any expenses that would cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale and protect against an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Dynamic Credit Fund

and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1175-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023